Long-term debt - Term Loan Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 33,727	$ 45,065
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations	31,740	42,879
Secured Debt | EDC
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 6,836	10,763
Effective rate on debt	2.01%
Secured Debt | UniCredit - May 2020
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 534	1,693
Effective rate on debt	1.60%
Secured Debt | UniCredit - July 2020
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 4,663	8,313
Effective rate on debt	1.75%
Secured Debt | Deutsche Bank - August 2020
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 2,172	3,867
Effective rate on debt	1.70%
Secured Debt | UniCredit - April 2021
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 4,399	6,793
Effective rate on debt	1.65%
Secured Debt | Banca de Credito Cooperativo - November 2023
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 2,058	2,192
Effective rate on debt	1.75%
Secured Debt | Deutsche Bank - November 2023
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 6,352	7,710
Effective rate on debt	1.90%
Secured Debt | Rabobank - December 2023
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 1,012	1,548
Effective rate on debt	4.70%
Secured Debt | UniCredit - January 2024
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 3,714	$ 0
Effective rate on debt	1.52%